Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

July 31, 2011

Dates Covered
Collections Period	07/01/11 - 07/31/11
Interest Accrual Period	07/15/11 - 08/14/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/11	711,580,414.86	45,376
Yield Supplement Overcollateralization Amount at 06/30/11	32,022,357.09	0

Receivables Balance at 06/30/11	743,602,771.95	45,376
Principal Payments	22,940,852.83	1,818
Defaulted Receivables	825,741.17	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/11	30,656,847.07	0

Pool Balance at 07/31/11	689,179,330.88	43,516

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	7,039,230.83	615
Past Due 61-90 days	1,408,573.80	105
Past Due 91 + days	466,460.89	25

Total	8,914,265.52	745

Total 31+ Delinquent as % Ending Pool Balance	1.29%

Recoveries	498,478.85

Aggregate Net Losses—July 2011	327,262.32

Overcollateralization Target Amount	41,350,759.85
Actual Overcollateralization	41,350,759.85

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	6.17%
Weighted Average Remaining Term	53.08

Flow of Funds	$ Amount

Collections	25,772,629.67
Advances	16,540.72
Investment Earnings on Cash Accounts	1,922.60
Servicing Fee	(619,668.98)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	25,171,424.01

Distributions of Available Funds
(1) Class A Interest	530,181.03
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	22,859,015.56
(9) Distribution to Certificateholders	1,684,558.30
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	25,171,424.01

Servicing Fee	619,668.98
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 07/15/11	670,687,586.59
Principal Paid	22,859,015.56
Note Balance @ 08/15/11	647,828,571.03

Class A-1
Note Balance @ 07/15/11	72,959,586.59
Principal Paid	22,859,015.56
Note Balance @ 08/15/11	50,100,571.03
Note Factor @ 08/15/11	24.9256572%

Class A-2
Note Balance @ 07/15/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	208,000,000.00
Note Factor @ 08/15/11	100.0000000%

Class A-3
Note Balance @ 07/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	213,000,000.00
Note Factor @ 08/15/11	100.0000000%

Class A-4
Note Balance @ 07/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	127,995,000.00
Note Factor @ 08/15/11	100.0000000%

Class B
Note Balance @ 07/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	24,366,000.00
Note Factor @ 08/15/11	100.0000000%

Class C
Note Balance @ 07/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	24,367,000.00
Note Factor @ 08/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	627,850.15
Total Principal Paid	22,859,015.56

Total Paid	23,486,865.71

Class A-1
Coupon	0.29442%
Interest Paid	18,497.32
Principal Paid	22,859,015.56

Total Paid to A-1 Holders	22,877,512.88

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7860625
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6192741

Total Distribution Amount	29.4053366

A-1 Interest Distribution Amount	0.0920265
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	113.7264456

Total A-1 Distribution Amount	113.8184721

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/11	75,999.27
Balance as of 07/31/11	92,539.99
Change	16,540.72

Reserve Account
Balance as of 07/15/11	2,064,965.17
Investment Earnings	155.78
Investment Earnings Paid	(155.78)
Deposit/(Withdrawal)	—
Balance as of 08/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17